Issuances of equity securities	6 Months Ended
Jun. 30, 2025
Issuance of Equity Shares [Abstract]
Issuances of equity securities	Issuances of equity securities
As of June 30, 2025, as a result of the vesting of Performance Share Units ("PSUs") the outstanding issued share capital of the Company increased to CHF 4,037,464 divided into 40,374,641 fully paid registered shares, inclusive of 2,982,286 treasury shares (December 31, 2024: CHF 4,036,310 divided into 40,363,095 shares, of which 3,500,000 were treasury shares).

In CHF thousands	Number of Treasury shares	Average price in CHF	Total TCHF value

As of 1 January 2025	3,500,000	0.28	981
Shares vested under the PSU program	(577,246)	0.28	(162)
Shares withheld to cover social security and tax liabilities	85,707	3.43	294
Shares vested under the RSU program	(33,015)	0.28	(9)
Shares withheld to cover social security and tax liabilities	6,840	3.28	22
Shares as of 30 June 2025	2,982,286	0.38	1,127
Treasury shares are measured at a FIFO principle.
The 92,547 shares were withheld from vested awards to cover employees’ and Board of Directors income tax and social security contributions.